Summary of Significant Accounting Policies - Additional Information (Detail) ₱ / shares in Units, shares in Thousands, $ in Millions																	12 Months Ended
	Nov. 07, 2019 PHP (₱)	Nov. 28, 2018 USD ($)	Aug. 07, 2018 PHP (₱)	Jul. 31, 2018 PHP (₱)	Mar. 05, 2018 PHP (₱)	Dec. 18, 2017 PHP (₱)	Dec. 14, 2017 USD ($) $ / shares shares	Dec. 14, 2017 USD ($) shares	Nov. 30, 2017 USD ($)	Sep. 26, 2017	Jun. 13, 2017 PHP (₱)	May 30, 2016 PHP (₱)	Apr. 14, 2015 PHP (₱)	Jun. 24, 2014 PHP (₱)	Jun. 30, 2012 PHP (₱)	Mar. 24, 2000	Dec. 31, 2019 PHP (₱) shares	Dec. 31, 2018 PHP (₱) shares	Sep. 24, 2019 PHP (₱)	Sep. 13, 2019 PHP (₱)	Aug. 15, 2019 PHP (₱)	Jan. 01, 2019 PHP (₱)	Dec. 31, 2017 PHP (₱)	May 30, 2017 PHP (₱) ₱ / shares shares	May 29, 2017 PHP (₱) ₱ / shares shares	Oct. 26, 2011
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)				₱ 1,152,000,000		₱ 1,294,000,000					₱ 21,800,000,000	₱ 26,200,000,000	₱ 26,487,000,000	₱ 13,243,000,000
Total consideration transferred												₱ 52,800,000,000
Description of lease term																	12 months
Right-of-use assets																	₱ 15,890,000,000
Deferred income tax assets decrease																	(23,623,000,000)	₱ (27,697,000,000)					₱ (30,466,000,000)
Prepayments																	60,231,000,000	31,718,000,000
Accrued expenses and other current liabilities																	100,815,000,000	95,724,000,000
Lease liabilities																	16,315,000,000	15,233,000,000				₱ 15,233,000,000
Deferred credits and other noncurrent liabilities																	(4,557,000,000)	(5,284,000,000)
Retained earnings																	(18,063,000,000)	(12,081,000,000)
Noncontrolling interests (Note 6)																	4,303,000,000	4,308,000,000
ECL recognized on investment																	₱ 0
Description of debt investment security credit risk																	debt instruments to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’, or when the exposure is less than 30 days past due.
Transaction price allocated to remaining performance obligations																	₱ 22,864,000,000	₱ 30,753,000,000
Less than 1 year [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Remaining performance obligations percentage																	68.00%	63.00%
1-2 years [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Remaining performance obligations percentage																	32.00%	37.00%
Increase Decrease Due To Application Of IFRS 16 [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Right-of-use assets																	₱ 15,890,000,000					14,226,000,000
Finance lease recognized																						300,000
Deferred income tax assets decrease																	(395,000,000)					(172,000,000)
Prepayments																						(471,000,000)
Accrued expenses and other current liabilities																	594,000,000					(577,000,000)
Lease liabilities																						15,233,000,000
Deferred credits and other noncurrent liabilities																	50,000,000					50,000,000
Retained earnings																	1,045,000,000					924,000,000
Increase Decrease Due To Application Of IFRS 16 [Member] | Property Plant and Equipment [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Right-of-use assets																						245,000,000
IAS 17 [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Deferred income tax assets decrease																	(23,228,000,000)
Accrued expenses and other current liabilities																	100,221,000,000					₱ 577,000,000
Deferred credits and other noncurrent liabilities																	(4,607,000,000)
Retained earnings																	₱ 20,898,000,000
Common Stock [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of shares authorized | shares																	234,000	234,000
Number of shares issued | shares																	219,000	219,000
Trademark [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Amortization period										10 years
Amortization method										straight-line method of accounting
Subscription Assets [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Amortization period										2 years
Amortization method										straight-line method of accounting
Metro Pacific Investments Corporation [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Authorized capital amount																								₱ 2,028,000,000	₱ 1,602,000,000
Number of shares authorized | shares																								20,000	20,000
Par value | ₱ / shares																								₱ 100.00	₱ 79.00
Voyager Innovations Holdings, Pte. Ltd. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received) | $		$ (175.0)
Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary acquired																										51.60%
Smart Communications, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership																100.00%
Amount paid to minority shareholders																	₱ 6,825,000,000
Smart Communications, Inc. [Member] | Red Mobile [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)															₱ 18,000,000
Connectivity Unlimited Resource Enterprise [Member] | PH Communications Holdings Corporation [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership																		97.00%
Connectivity Unlimited Resource Enterprise [Member] | Francom Holdings, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of Ownership																		3.00%
iCommerce Investments Pte. Ltd. [Member] | Voyager Innovations Holdings, Pte. Ltd. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received) | $								$ 8.9	$ 8.9
Loans receivables | $							$ 8.6	$ 8.6
iCommerce Investments Pte. Ltd. [Member] | Voyager Innovations Holdings, Pte. Ltd. [Member] | Common Stock [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of shares issued | shares							10	10
Purchase price of ordinary shares | $ / shares							$ 1.00
Primeworld Digital Systems, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary acquired	5.00%
Consideration paid (received)	₱ 20,000,000
Percentage of Ownership	100.00%		95.00%		67.00%
Additional Investments			₱ 66,000,000		₱ 134,000,000
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Amount paid to minority shareholders																	₱ 4,000,000
Philcom [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Total consideration transferred																				₱ 319,000,000	₱ 1,760,000,000
SubicTel [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Total consideration transferred																			₱ 675,000,000
Maratel Subscribers [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Total consideration transferred	₱ 442,000,000